ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gains (losses) on investments, net of adjustments	$ 12	$ 7	$ 5
Total Accumulated Other Comprehensive Income (Loss)	12	7	5
Net unrealized gains (losses) arising during the year	12	(1)	(13)
(Gains) losses reclassified into net earnings (loss) during the year	0	3	0
Change in net unrealized gains (losses) on investments	12	2	(13)
Adjustments for DAC and Other	(7)	0	1
Total other comprehensive income (loss), net of income taxes	5	2	(12)
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Deferred income tax expense (benefit)	1	1	(6)
Income tax expense (benefit)	$ 0	$ 1	$ 0